Working Capital Loans	12 Months Ended
Dec. 31, 2016
Working Capital Loans
Working Capital Loans

5.	WORKING CAPITAL LOANS

On April 13, 2015, the Company secured a $200,000 working capital loan to expand from Dr. L. Prasad, an investor in the Company. On June 24, 2015, the Company repaid $230,000 which comprised $200,000 principal and a $30,000 facility fee which was recorded as interest expense.

On April 13, 2015, the Company secured a $100,000 working capital loan to expand from Domenic Tacca, an investor in the Company. On June 24, 2015, the Company repaid $115,000 which comprised $100,000 principal and a $15,000 facility fee which was recorded as interest expense.

On April 13, 2015, the Company secured a $100,000 working capital loan to expand from CT Super, an investor in the Company. On June 24, 2015, the Company repaid $115,000 which comprised $100,000 principal and a $15,000 facility fee which was recorded as interest expense.

The effective interest rate on these loans was 81.1% for the year ended December 31, 2015.